Receivables (Details) - CAD ($)	Sep. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 254,493	$ 440,930
Trade receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	6,286	14,986
GST receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	69,093	47,428
SR&ED tax credits receivable
Disclosure of detailed information about financial instruments [line items]
Receivables		249,111
Other receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 179,114	$ 129,405